Correction of errors (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
General and administrative	¥ (13,280)	¥ (20,368)	¥ (34,895)
Total operating costs and expenses	(14,978)	(22,162)	(38,033)
Income before taxation	58,616	26,188	44,376
Income tax expense	0	(18,033)	(15,550)
Net profit	¥ 58,616	¥ 8,155	28,826
As Previously Reported [Member]
Statement [Line Items]
Interest expense (note 30.1)			(38,140)
Total interest expense			(38,814)
General and administrative			(26,720)
Total operating costs and expenses			(29,858)
Income before taxation			48,202
Income tax expense			(14,636)
Net profit			¥ 33,566
Basic and diluted earnings per share (note 30.5)			¥ 0.14
Adjustment [Member]
Statement [Line Items]
Interest expense (note 30.1)			¥ 4,349
General and administrative			(8,175)
Total operating costs and expenses			(8,175)
Income before taxation			(3,826)
Income tax expense			(914)
Net profit			¥ (4,740)
Basic and diluted earnings per share (note 30.5)			¥ (0.04)
As Currently Reported [Member]
Statement [Line Items]
Interest expense (note 30.1)			¥ (33,791)
General and administrative			(34,895)
Total operating costs and expenses			(38,033)
Income before taxation			44,376
Income tax expense			(15,550)
Net profit			¥ 28,826
Basic and diluted earnings per share (note 30.5)			¥ 0.10
Total interest expense			¥ (34,465)